Employee Benefit Plan, Comprehensive Text Block (Details) - EBP 06-0383750-100 [Member] - yr	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
EBP, Description of Plan [Line Items]
Requisite Service Period to Receive Company Contributions	90 days
EBP, Employer Contribution Vesting Percentage	100.00%
EBP, Employer Contribution Vesting Service Period	2 years	3 years
EBP, Participant Minimum Age For Increased Contributions	60
EBP, Participant Maximum Age For Increased Contributions	64